Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
6.	Property, Plant and Equipment

Accounting Policy:

Property plant and equipment is measured at cost, net of accumulated depreciation and any impairment losses.

Cost includes expenditures that are directly attributable to the asset acquisition. The cost of self-constructed assets includes the cost of materials, direct labor, other costs directly attributable to make the asset available for its intended use. During their construction, property, plant and equipment are classified as plant under construction (“PUC”) and are not subject to depreciation. When the asset is available for use, it is transferred from PUC to the relevant category of property, plant and equipment and depreciation commences.

Where particular parts of an asset are significant, discrete and have distinct useful lives, the Company may allocate the associated costs between the various components, which are then separately depreciated over the estimated useful lives of each respective component. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

  Computers - 3 years

  Production, lab and growing equipment - 5 - 10 years

  Other equipment - 5 - 10 years

  Buildings 15 - 25 years

  Leasehold improvements – lesser of useful life or term of lease

Residual values, useful lives and depreciation methods are reviewed annually and changes are accounted for prospectively.

Gains and losses on asset disposals are determined by deducting the carrying value from the sale proceeds and are recognized in profit or loss.

Impairment of property, plant and equipment

The Company assesses impairment of property, plant and equipment when an impairment indicator arises (e.g. change in use or discontinued use, obsolescence or physical damage). When the asset does not generate cash inflows that are largely independent of those from other assets or group of assets, the asset is tested at the cash generating unit (“CGU”) level. In assessing impairment, the Company compares the carrying amount of the asset or CGU to the recoverable amount, which is determined as the higher of the asset or CGU’s fair value less costs of disposal and its value-in-use. Value-in-use is assessed based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects applicable market and economic conditions, the time value of money and the risks specific to the asset. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. An impairment loss is recognized whenever the carrying amount of the asset or CGU exceeds its recoverable amount and is recorded in the consolidated statements of loss and comprehensive loss.

The Company’s property, plant and equipment continuity is as follows:

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Costs:
Balance, December 31, 2017	-	-	274,471	992,725	57,881	36,392	1,361,469
Additions	-	6,747,648	1,407,177	1,457,537	138,641	556,928	10,317,931
Acquired Through Verdélite (Note 7)	476,041	5,265,894	-	237,793	73,642	257,753	6,311,123

Balance, December 31, 2018	476,041	12,013,542	1,681,648	2,688,055	270,164	861,073	17,990,523
Acquired Through Naturals (Note 7)	-	-	33,984	-	13,064	66,226	113,274
Additions	-	20,611,996	758,059	4,202,867	73,477	525,748	26,172,147
Impairment	-
Balance, December 31, 2019	476,041	32,625,538	2,473,691	6,890,922	356,705	1,453,047	44,275,944

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Accumulated Depreciation:
Balance, December 31, 2017	-	-	79,609	210,653	9,002	30,870	330,134
Additions	-	153,563	75,074	336,932	67,524	61,307	694,400

Balance, December 31, 2018	-	153,563	154,683	547,585	76,526	92,177	1,024,534
Additions	-	554,455	364,247	654,212	99,204	179,564	1,851,682
Balance, December 31, 2019	-	708,018	518,930	1,201,797	175,730	271,741	2,876,216

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Net book value:
December 31, 2019	476,041	31,917,520	1,954,761	5,689,125	180,975	1,181,306	41,399,728
December 31, 2018	476,041	11,859,979	1,526,965	2,140,470	193,638	768,896	16,965,989

Depreciation relating to manufacturing equipment and production facilities is capitalized into biological assets and inventory and is expensed to cost of sales upon the sale of goods. For the year ended December 31, 2019, $822,217 (December 31, 2018 - $130,636; December 31, 2017 - $Nil) of depreciation was recognized in cost of sales.

Plant under construction

During 2019, Phase 1 of construction on the Company’s new self-constructed production facility located in Metro Vancouver, British Columbia was completed. $14,343,470 was transferred from plant under construction to property, plant and equipment (December 31, 2018 - $Nil) and began to be amortized. As at December 31, 2019 $8,406,512 of expenditures were capitalized to PUC relating to Phase 2 of the facility (December 31, 2018 - $10,310,229).